FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336
                                   ---------

                     Franklin Templeton International Trust
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

        Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
        -----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  1/31/05
                           -------

Item 1. Schedule of Investments.


FRANKLIN TEMPLETON INTERNATIONAL TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Smaller Companies Fund ...................................   3

Templeton Global Long-Short Fund ...........................................   7

Notes to Statement of Investments ..........................................  11

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1
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FRANKLIN TEMPLETON INTERNATIONAL TRUST

STATEMENTS OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                                   INDUSTRY                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.86.2%)
   AUSTRALIA 6.6%
   APN News & Media Ltd. ..................................                     Media                      1,480,672   $  5,669,116
   Billabong International Ltd. ...........................       Textiles, Apparel & Luxury Goods           819,681      7,655,286
   Downer EdI Ltd. ........................................          Energy Equipment & Services           2,153,715      8,546,488
   Iluka Resources Ltd. ...................................                Metals & Mining                 1,654,410      8,026,884
   John Fairfax Holdings Ltd. .............................                     Media                      1,910,758      6,530,911
   Promina Group Ltd. .....................................                   Insurance                    1,000,718      4,133,980
                                                                                                                       -------------
                                                                                                                         40,562,665
                                                                                                                       -------------
   AUSTRIA 1.0%
   Wienerberger AG ........................................               Building Products                  132,714      6,122,787
                                                                                                                       -------------
   BELGIUM .9%
   Barco NV ...............................................      Electronic Equipment & Instruments           63,220      5,767,421
                                                                                                                       -------------
   CANADA 9.5%
   CAE Inc. ...............................................              Aerospace & Defense               1,841,793      7,364,796
(a)GSI Lumonics Inc. ......................................                   Machinery                      422,560      4,087,972
   Laurentian Bank of Canada ..............................               Commercial Banks                   379,719      7,224,579
   Legacy Hotels ..........................................                  Real Estate                     742,622      4,310,608
   Linamar Corp. ..........................................                Auto Components                   487,035      5,449,892
   North West Company Fund ................................        Diversified Financial Services            459,320     11,349,692
   Quebecor World Inc. ....................................        Commercial Services & Supplies            291,450      6,261,805
   Torstar Corp., B .......................................                     Media                        103,080      1,886,421
   Transcontinental Inc., A ...............................        Commercial Services & Supplies            345,200      6,400,838
   Transcontinental Inc., B ...............................        Commercial Services & Supplies            200,000      3,724,605
                                                                                                                       -------------
                                                                                                                         58,061,208
                                                                                                                       -------------
   CHINA 2.4%
   China Pharmaceutical Enterprise & Investment Corp. Ltd.                 Pharmaceuticals                 1,846,000        473,358
(a)China Power International Development Ltd., 144A .......              Electric Utilities                5,826,000      1,960,774
   China Resources Power Co. Ltd. .........................              Electric Utilities                9,502,000      4,568,504
   Chitaly Holding ........................................              Household Durables                   38,000         29,232
   Chitaly Holdings Ltd. ..................................              Household Durables                7,140,000      5,492,589
   Weiqiao Textile Co. Ltd. ...............................       Textiles, Apparel & Luxury Goods           518,000        787,002
   Weiqiao Textile Co. Ltd., 144A .........................       Textiles, Apparel & Luxury Goods         1,028,000      1,561,849
                                                                                                                       -------------
                                                                                                                         14,873,308
                                                                                                                       -------------
   DENMARK 1.9%
   ISS A/S ................................................        Commercial Services & Supplies             95,407      5,446,721
(a)Vestas Wind Systems AS .................................             Electrical Equipment                 374,025      4,486,715
(a)Vestas Wind Systems AS, 144A ...........................             Electrical Equipment                 124,675      1,495,571
                                                                                                                       -------------
                                                                                                                         11,429,007
                                                                                                                       -------------
   FINLAND 3.4%
   Amer Group Ltd., A .....................................         Leisure Equipment & Products             422,895      6,919,559
   KCI Konecranes International PLC .......................                   Machinery                       24,105      1,074,705
   Metso OYJ ..............................................                   Machinery                      427,160      6,463,265
   Orion OYJ ..............................................                Pharmaceuticals                   405,700      6,619,702
                                                                                                                       -------------
                                                                                                                         21,077,231
                                                                                                                       -------------


                                         Quarterly Statements of Investments | 3

FRANKLIN TEMPLETON INTERNATIONAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
 TEMPLETON FOREIGN SMALLER COMPANIES FUND                                     INDUSTRY                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY 1.6%
   Celesio AG .............................................       Health Care Providers & Services            51,310   $  3,955,359
(a)Jenoptik AG ............................................      Semiconductor Equipment & Products          484,372      5,965,406
                                                                                                                       -------------
                                                                                                                          9,920,765
                                                                                                                       -------------
   HONG KONG 11.9%
   Asia Satellite Telecommunications Holdings Ltd. ........    Diversified Telecommunication Services      1,405,500      2,630,943
   ASM Pacific Technology Ltd. ............................      Semiconductor Equipment & Products        1,253,000      4,707,023
   Bank of East Asia Ltd. .................................               Commercial Banks                   508,852      1,516,848
   CITIC International Financial Holdings Ltd. ............               Commercial Banks                12,702,000      5,129,917
   Dah Sing Financial Holdings Ltd. .......................               Commercial Banks                   775,600      5,643,276
   Dickson Concepts International Ltd. ....................               Specialty Retail                 2,445,400      3,542,877
   Fountain Set Holdings Ltd. .............................       Textiles, Apparel & Luxury Goods         7,290,000      4,603,217
   Giordano International Ltd. ............................               Specialty Retail                12,800,000      7,918,355
   Hung Hing Printing Group Ltd. ..........................            Containers & Packaging              2,816,000      2,112,108
   Lerado Group Holdings Co. Ltd. .........................              Household Durables               18,298,000      2,955,982
   Li & Fung Ltd. .........................................                 Distributors                     970,000      1,598,095
   Moulin International Holdings Ltd. .....................               Personal Products                6,489,000      5,074,991
   Ngai Lik Industrial Holding Ltd. .......................              Household Durables               17,545,974      4,724,158
   Techtronic Industries Co. Ltd. .........................              Household Durables                4,652,000     10,407,893
   Texwinca Holdings Ltd. .................................       Textiles, Apparel & Luxury Goods         5,091,000      4,503,808
   Wing Lung Bank Ltd. ....................................               Commercial Banks                   604,101      4,240,542
   Yue Yuen Industrial Holdings Ltd. ......................       Textiles, Apparel & Luxury Goods           746,000      1,946,395
                                                                                                                       -------------
                                                                                                                         73,256,428
                                                                                                                       -------------
   INDIA 5.3%
   Associated Cement Cos. Ltd. ............................            Construction Materials                827,970      6,779,129
   Gujarat Ambuja Cements Ltd. ............................            Construction Materials                563,280      5,797,351
   Housing Development Finance Corp. Ltd. .................          Thrifts & Mortgage Finance              424,276      7,561,046
   Satyam Computers Services Ltd. .........................                  IT Services                     271,595      2,578,115
   Tata Motors Ltd. .......................................                  Automobiles                     841,850      9,735,910
                                                                                                                       -------------
                                                                                                                         32,451,551
                                                                                                                       -------------
   INDONESIA 1.4%
   PT Astra International TBK .............................                  Automobiles                   7,824,500      8,580,057
                                                                                                                       -------------
   ISRAEL .5%
(a)Orbotech Ltd. ..........................................      Electronic Equipment & Instruments          146,600      3,063,940
                                                                                                                       -------------
   JAPAN 5.7%
   Hokuetsu Paper Mills Ltd. ..............................            Paper & Forest Products               952,000      5,373,342
   Japan Airport Terminal Co. Ltd. ........................         Transportation Infrastructure            528,000      5,201,293
   Meitec Corp. ...........................................        Commercial Services & Supplies            152,700      5,642,732
   Ono Pharmaceutical Co. Ltd. ............................                Pharmaceuticals                    32,000      1,732,066
   Sohgo Security Services Co. Ltd. .......................        Commercial Services & Supplies            517,800      7,448,886
   Tenma Corp. ............................................              Household Durables                  322,198      6,208,012
   Tokyo Individualized Educational Institute Inc. ........        Commercial Services & Supplies            361,500      3,146,056
                                                                                                                       -------------
                                                                                                                         34,752,387
                                                                                                                       -------------
   LUXEMBOURG .5%
(a)Thiel Logistik AG ......................................                  IT Services                     483,229      3,073,279
                                                                                                                       -------------


4 | Quarterly Statements of Investments

FRANKLIN TEMPLETON INTERNATIONAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                                   INDUSTRY                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MEXICO 1.5%
   Grupo Aeroportuario del Sureste SA de CV, ADR ..........         Transportation Infrastructure            152,733   $  4,064,225
   Grupo Continental SA ...................................                   Beverages                    2,700,159      4,932,734
                                                                                                                       -------------
                                                                                                                          8,996,959
                                                                                                                       -------------
   NETHERLANDS 6.9%
   Aalberts Industries NV .................................           Industrial Conglomerates               143,093      6,508,381
   Arcadis NV .............................................          Construction & Engineering              345,613      6,305,902
   Athlon Holding NV ......................................                  Road & Rail                     237,363      6,032,215
   IHC Caland NV ..........................................          Energy Equipment & Services              44,400      2,801,220
   Oce NV .................................................              Office Electronics                  285,900      4,378,055
   OPG Groep NV ...........................................       Health Care Providers & Services           145,850      8,544,079
   Vedior NV ..............................................        Commercial Services & Supplies            435,590      7,726,186
                                                                                                                       -------------
                                                                                                                         42,296,038
                                                                                                                       -------------
   NORWAY .8%
   Prosafe ASA ............................................          Energy Equipment & Services             168,680      4,915,505
                                                                                                                       -------------
   PHILIPPINES .8%
(a)Philippine Long Distance Telephone Co. .................    Diversified Telecommunication Services        199,170      5,152,819
                                                                                                                       -------------
   SINGAPORE 1.9%
   Huan Hsin Holdings Ltd. ................................           Communications Equipment             4,970,000      3,095,155
   OSIM International Ltd. ................................               Personal Products                8,150,600      5,125,694
   Want Want Holdings Ltd. ................................                 Food Products                  3,694,000      3,490,830
                                                                                                                       -------------
                                                                                                                         11,711,679
                                                                                                                       -------------
   SOUTH KOREA 4.8%
   Bank of Pusan ..........................................               Commercial Banks                   952,285      7,208,236
   Dae Duck Electronics Co. Ltd. ..........................      Electronic Equipment & Instruments          455,153      3,697,980
   Daegu Bank Co. Ltd. ....................................               Commercial Banks                 1,219,885      8,461,355
(a)Halla Climate Control Co. Ltd. .........................                Auto Components                 1,006,500      9,805,163
                                                                                                                       -------------
                                                                                                                         29,172,734
                                                                                                                       -------------
   SPAIN 1.1%
   Sol Melia SA ...........................................         Hotels Restaurants & Leisure             635,845      6,861,368
                                                                                                                       -------------
   SWEDEN 2.2%
   D. Carnegie & Co. AB ...................................                Capital Markets                   691,525      8,160,492
   Observer AB ............................................                     Media                      1,127,565      5,564,359
                                                                                                                       -------------
                                                                                                                         13,724,851
                                                                                                                       -------------
   SWITZERLAND 3.9%
   Gurit Heberlein AG, Br. ................................                   Chemicals                        6,050      4,476,959
   Kuoni Reisen Holding AG, B .............................         Hotels Restaurants & Leisure              15,450      6,560,923
   SIG Holding AG .........................................                   Machinery                       29,280      7,140,263
   Vontobel Holding AG ....................................                Capital Markets                   224,550      5,428,702
                                                                                                                       -------------
                                                                                                                         23,606,847
                                                                                                                       -------------
   TAIWAN 2.4%
   D-Link Corp. ...........................................           Communications Equipment             1,983,000      2,255,042
   Fu Sheng Industrial Co. Ltd. ...........................           Industrial Conglomerates             2,381,000      3,142,665
   Giant Manufacturing Co. Ltd. ...........................         Leisure Equipment & Products           2,216,000      3,664,829


                                         Quarterly Statements of Investments | 5

FRANKLIN TEMPLETON INTERNATIONAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN SMALLER COMPANIES FUND                                   INDUSTRY                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   TAIWAN (CONT.)
(a)KYE Systems Corp. ......................................        Computers & Peripherals                   461,000   $    349,979
   Taiwan Fu Hsing Industrial Co. Ltd. ....................          Household Durables                    4,529,000      5,078,986
                                                                                                                       -------------
                                                                                                                         14,491,501
                                                                                                                       -------------
   THAILAND .7%
   BEC World Public Co. Ltd., fgn. ........................                   Media                        9,518,500      4,222,214
                                                                                                                       -------------
   UNITED KINGDOM 6.6%
   Avis Europe PLC ........................................                Road & Rail                     2,033,080      1,933,860
   Bodycote International PLC .............................                 Machinery                      1,758,002      5,927,226
   Bodycote International PLC, 144A .......................                 Machinery                        298,798      1,007,418
(a)Dimension Data Holdings PLC ............................                IT Services                     9,287,874      7,260,115
   Geest PLC ..............................................               Food Products                      165,188      1,989,748
   John Wood Group ........................................        Energy Equipment & Services             1,852,096      5,058,370
   Kidde PLC ..............................................           Electrical Equipment                   147,635        458,136
   Laird Group PLC ........................................    Electronic Equipment & Instruments            710,060      4,416,894
   Novar PLC ..............................................             Building Products                  1,931,003      6,919,691
   Yule Catto & Company PLC ...............................                 Chemicals                        986,810      5,418,152
                                                                                                                       -------------
                                                                                                                         40,389,610
                                                                                                                       -------------
   TOTAL COMMON STOCKS (COST $363,382,758)                                                                              528,534,159
                                                                                                                       -------------
   PREFERRED STOCKS 2.3%
   BRAZIL .9%
   Aracruz Celulose SA, ADR, pfd. .........................          Paper & Forest Products                  160,565     5,611,747
                                                                                                                       -------------
   GERMANY 1.4%
   Hugo Boss AG, pfd. .....................................     Textiles, Apparel & Luxury Goods              254,753     8,323,439
                                                                                                                       -------------
   TOTAL PREFERRED STOCKS (COST $7,315,378)                                                                              13,935,186
                                                                                                                       -------------
   TOTAL LONG TERM INVESTMENTS (COST $370,698,136)                                                                      542,469,345
                                                                                                                       -------------

                                                                                                      ----------------
                                                                                                      PRINCIPAL AMOUNT
                                                                                                      ----------------
   SHORT TERM INVESTMENT (COST $61,081,080) 9.9%
   U.S. GOVERNMENT AND AGENCY SECURITIES
(b)Federal Home Loan Bank, 2/1/05                                                                        $61,085,000     61,081,080
                                                                                                                       -------------
   TOTAL INVESTMENTS (COST $431,779,216) 98.4%                                                                          603,550,425
   OTHER ASSETS, LESS LIABILITIES 1.6%                                                                                    9,807,486
                                                                                                                       -------------
   NET ASSETS 100.0%                                                                                                   $613,357,911
                                                                                                                       -------------

(a)   Non-income producing.

(b)   Security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN TEMPLETON INTERNATIONAL TRUST

STATEMENTS OF INVESTMENTS, JANUARY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                           INDUSTRY                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 57.9%
   AUSTRALIA 2.8%
   Alumina Ltd. ...........................................               Metals & Mining                    350,620   $  1,654,945
   John Fairfax Holdings Ltd. .............................                    Media                         387,990      1,326,138
   Qantas Airways Ltd. ....................................                   Airlines                       561,858      1,550,265
                                                                                                                       -------------
                                                                                                                          4,531,348
                                                                                                                       -------------
   CANADA 2.3%
   Alcan Inc. .............................................               Metals & Mining                     40,910      1,632,244
   Barrick Gold Corp. .....................................               Metals & Mining                     95,725      2,092,549
                                                                                                                       -------------
                                                                                                                          3,724,793
                                                                                                                       -------------
   FINLAND .5%
   Stora Enso OYJ, R ......................................           Paper & Forest Products                 56,150        808,248
                                                                                                                       -------------
   HONG KONG 2.3%
   Cheung Kong Holdings Ltd. ..............................                 Real Estate                      210,000      1,925,099
   China Pharmaceutical Enterprise & Investment Corp. Ltd.                Pharmaceuticals                  2,670,000        684,650
   Giordano International Ltd. ............................               Specialty Retail                 1,746,000      1,080,113
                                                                                                                       -------------
                                                                                                                          3,689,862
                                                                                                                       -------------
   INDIA 1.0%
   Satyam Computers Services Ltd. .........................                 IT Services                      169,090      1,605,086
                                                                                                                       -------------
   ISRAEL .8%
(a)Check Point Software Technologies Ltd. .................                   Software                        52,986      1,286,500
                                                                                                                       -------------
   ITALY 1.5%
   Eni SpA                                                                   Oil & Gas                       103,098      2,504,524
                                                                                                                       -------------
   JAPAN 5.1%
   Fuji Photo Film Co. Ltd. ...............................         Leisure Equipment & Products              46,600      1,672,555
   Nomura Holdings Inc. ...................................               Capital Markets                     57,000        748,488
   Sohgo Security Services Co. Ltd. .......................        Commercial Services & Supplies            151,700      2,182,302
   Sony Corp. .............................................              Household Durables                   53,100      1,967,331
   Takeda Pharmaceutical Co. Ltd. .........................               Pharmaceuticals                     36,800      1,746,886
                                                                                                                       -------------
                                                                                                                          8,317,562
                                                                                                                       -------------
   MEXICO .5%
   Telefonos de Mexico SA de CV (Telmex), L, ADR ..........    Diversified Telecommunication Services         20,537        765,003
                                                                                                                       -------------
   NORWAY 1.3%
   Telenor ASA ............................................    Diversified Telecommunication Services        228,840      2,103,044
   Telenor ASA, 144A ......................................    Diversified Telecommunication Services          1,810         16,634
                                                                                                                       -------------
                                                                                                                          2,119,678
                                                                                                                       -------------
   SINGAPORE .7%
   DBS Group Holdings Ltd. ................................               Commercial Banks                   118,000      1,138,322
                                                                                                                       -------------
   SOUTH AFRICA .4%
   AngloGold Ashanti Ltd., ADR ............................               Metals & Mining                     21,041        689,514
                                                                                                                       -------------
   SOUTH KOREA 6.5%
   Bank of Pusan ..........................................               Commercial Banks                   103,280        781,769
   Halla Climate Control Co. Ltd. .........................               Auto Components                     88,340        860,594
   Hana Bank ..............................................               Commercial Banks                    42,550      1,129,554


                                         Quarterly Statements of Investments | 7

FRANKLIN TEMPLETON INTERNATIONAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                           INDUSTRY                      SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SOUTH KOREA (CONT.)
   Hana Bank, 144A ........................................               Commercial Banks                    32,000   $    849,489
   KT Corp., ADR ..........................................    Diversified Telecommunication Services         79,194      1,715,342
   LG Electronics Inc. ....................................              Household Durables                   23,230      1,597,699
   Samsung Electronics Co. Ltd. ...........................      Semiconductor Equipment & Products            3,870      1,866,196
   SK Telecom Co. Ltd. ....................................      Wireless Telecommunication Services          10,490      1,829,235
                                                                                                                       -------------
                                                                                                                         10,629,878
                                                                                                                       -------------
   SPAIN .6%
   Repsol YPF SA ..........................................                   Oil & Gas                       37,310        953,038
                                                                                                                       -------------
   SWITZERLAND 1.0%
   Nestle SA ..............................................                 Food Products                      6,020      1,579,415
                                                                                                                       -------------
   TAIWAN 1.5%
   Chunghwa Telecom Co. Ltd., ADR .........................    Diversified Telecommunication Services         58,370      1,263,711
   Compal Electronics Inc., GDR, Reg S ....................            Computers & Peripherals               235,700      1,126,646
                                                                                                                       -------------
                                                                                                                          2,390,357
                                                                                                                       -------------
   UNITED KINGDOM 13.8%
   BAE Systems PLC ........................................              Aerospace & Defense                 622,870      2,880,236
   BHP Billiton PLC .......................................                Metals & Mining                   113,970      1,410,376
   Boots Group PLC ........................................           Food & Staples Retailing               137,600      1,728,715
   BP PLC .................................................                   Oil & Gas                      278,264      2,741,182
(a)British Airways PLC ....................................                   Airlines                        84,140        421,167
   British Sky Broadcasting Group PLC .....................                     Media                        164,431      1,749,892
   GlaxoSmithKline PLC ....................................                Pharmaceuticals                   116,854      2,586,191
   Pearson PLC ............................................                     Media                        186,707      2,166,309
   Shell Transport & Trading Co. PLC ......................                   Oil & Gas                      316,950      2,767,066
   Smiths Group PLC .......................................           Industrial Conglomerates               154,860      2,454,553
   Vodafone Group PLC .....................................      Wireless Telecommunication Services         564,450      1,456,549
                                                                                                                       -------------
                                                                                                                         22,362,236
                                                                                                                       -------------
   UNITED STATES 15.3%
   AmerisourceBergen Corp. ................................       Health Care Providers & Services            19,110      1,113,731
(a)BEA Systems Inc. .......................................                   Software                       199,670      1,701,188
(a)BMC Software Inc. ......................................                   Software                       108,558      1,827,031
   Bristol-Myers Squibb Co. ...............................                Pharmaceuticals                    85,800      2,011,152
(a)Cadence Design Systems Inc. ............................                   Software                        88,070      1,173,973
(a)DIRECTV Group Inc. .....................................                     Media                        172,290      2,592,965
   El Paso Corp. ..........................................                   Oil & Gas                       61,400        667,418
   Lockheed Martin Corp. ..................................              Aerospace & Defense                  51,250      2,962,763
(a)Maxtor Corp. ...........................................            Computers & Peripherals               191,200        904,376
(a)Office Depot Inc. ......................................               Specialty Retail                    69,900      1,208,571
   Pfizer Inc. ............................................                Pharmaceuticals                    70,760      1,709,562
   Raytheon Co. ...........................................              Aerospace & Defense                  94,000      3,515,600
(a)Seagate Technology .....................................            Computers & Peripherals                55,810        944,305
(a)Tenet Healthcare Corp. .................................       Health Care Providers & Services            95,110        944,442
   Willis Group Holdings Ltd. .............................                   Insurance                       39,240      1,517,803
                                                                                                                       -------------
                                                                                                                         24,794,880
                                                                                                                       -------------
 TOTAL LONG TERM INVESTMENTS (COST $78,883,255)                                                                          93,890,244
                                                                                                                       -------------


8 | Quarterly Statements of Investments

FRANKLIN TEMPLETON INTERNATIONAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                                                   PRINCIPAL AMOUNT     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMONSHORT TERMSTOCKSINVESTMENTS(CONT.) 38.8%
   U.S. GOVERNMENT AND AGENCY SECURITIES 28.9%
(b)U.S. Treasury Bill, 4/28/05 ............................                                              $47,155,000   $ 46,882,963
                                                                                                                       -------------
   TIME DEPOSITS 9.9%
   Deutsche Bank AG, 2.48%, 2/01/05 .......................                                                8,000,000      8,000,000
   Dresdner Bank AG, 2.50%, 2/01/05 .......................                                                8,000,000      8,000,000
                                                                                                                       -------------
                                                                                                                         16,000,000
                                                                                                                       -------------
   TOTAL SHORT TERM INVESTMENTS (COST $62,883,196) ........                                                              62,882,963
                                                                                                                       -------------
   TOTAL INVESTMENTS (COST $141,766,451) 96.7% ............                                                             156,773,207
   SECURITIES SOLD SHORT (19.7)% ..........................                                                             (31,869,953)
   OTHER ASSETS, LESS LIABILITIES 23.0% ...................                                                              37,169,719
                                                                                                                       -------------
   NET ASSETS 100.0% ......................................                                                           $ 162,072,973
                                                                                                                       -------------

                                                               ------------------------------------------------------
                                                                              INDUSTRY                       SHARES
                                                               ------------------------------------------------------
   SECURITIES SOLD SHORT 19.7%
   AUSTRALIA .5%
   Coles Myer Ltd. ........................................           Food & Staples Retailing               105,520        758,948
                                                                                                                       -------------
   GERMANY .8%
   DaimlerChrysler AG .....................................                  Automobiles                      27,260      1,239,882
                                                                                                                       -------------
   JAPAN 1.0%
   IShares MSCI Japan Index Fund ..........................        Diversified Financial Services            150,910      1,598,137
                                                                                                                       -------------
   NETHERLANDS 1.3%
   European Aeronautic Defense & Space Co. ................              Aerospace & Defense                  67,730      2,069,918
                                                                                                                       -------------
   SOUTH KOREA 2.6%
   IShares MSCI South Korea Index Fund ....................        Diversified Financial Services            134,370      4,161,439
                                                                                                                       -------------
   SWEDEN .4%
   Telefonaktiebolaget LM Ericsson, B .....................           Communications Equipment               255,490        749,173
                                                                                                                       -------------
   SWITZERLAND 1.0%
   Swisscom AG ............................................    Diversified Telecommunication Services          4,490      1,697,154
                                                                                                                       -------------
   UNITED KINGDOM 1.9%
   MM02 PLC ...............................................      Wireless Telecommunication Services         480,424      1,137,920
   Northern Rock PLC ......................................          Thrifts & Mortgage Finance              134,460      1,984,318
                                                                                                                       -------------
                                                                                                                          3,122,238
                                                                                                                       -------------
   UNITED STATES 10.2%
   Anheuser-Busch Cos. Inc. ...............................                   Beverages                       30,090      1,479,826
   Chubb Corp. ............................................                   Insurance                       11,950        890,035
   Countrywide Financial Corp. ............................          Thrifts & Mortgage Finance               32,600      1,206,200
   D.R. Horton Inc. .......................................              Household Durables                    9,860        392,231
   Energy Select Sector ...................................        Diversified Financial Services             68,060      2,559,737
   Golden West Financial Corp. ............................          Thrifts & Mortgage Finance               19,890      1,285,292
   Newmont Mining Corp. ...................................                Metals & Mining                    29,280      1,217,755
   Northrop Grumman Corp. .................................              Aerospace & Defense                  15,140        785,463
(a)Oracle Corp. ...........................................                   Software                       158,290      2,179,653


                                         Quarterly Statements of Investments | 9

FRANKLIN TEMPLETON INTERNATIONAL TRUST

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL LONG-SHORT FUND                                           INDUSTRY                       SHARES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SECURITIES SOLD SHORT (CONT.)
   UNITED STATES (CONT.)
   S&P 500 Depository Receipt .............................        Diversified Financial Services             34,360   $  4,059,978
   Toll Brothers Inc. .....................................              Household Durables                    5,340        416,894
                                                                                                                       -------------
                                                                                                                         16,473,064
                                                                                                                       -------------
   TOTAL SECURITIES SOLD SHORT (PROCEEDS $29,512,876) .....                                                            $ 31,869,953
                                                                                                                       -------------

(a)   Non-income producing.

(b)   Security is traded on a discount basis with no stated coupon rate.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON INTERNATIONAL TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two series.

1. INCOME TAXES

At January 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                         --------------------------------------
                                                            TEMPLETON        FRANKLIN TEMPLETON
                                                         FOREIGN SMALLER           GLOBAL
                                                          COMPANIES FUND      LONG-SHORT FUND
                                                         --------------------------------------
Cost of investments .................................      $435,366,081         $141,887,223
                                                         --------------------------------------
Unrealized appreciation .............................      $172,687,835         $ 15,967,548
Unrealized depreciation .............................        (4,503,491)          (1,081,564)
                                                         --------------------------------------
Net unrealized appreciation (depreciation) ..........      $168,184,344         $ 14,885,984
                                                         --------------------------------------

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 11

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains
    ------------------------------------------------
disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the
    ----------------------------
Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date:   March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date:   March 22, 2005


By /s/Galen G. Vetter
       Chief Financial Officer
Date:   March 22, 2005


















                                                Exhibit A

                              CERTIFICATIONS


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Templeton International Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005

/S/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration













I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Templeton International Trust;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2005

/s/GALEN G. VETTER
Chief Financial Officer